Biological Assets - Additional Information (Detail)	Dec. 31, 2019	Dec. 31, 2018
Harvested cannabis [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of estimated growth	50.00%
Percentage of harvest	50.00%
Percentage of completion [member] | Biological asset [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.65	0.46